Note 17 - Income Taxes (Details Textual) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Deferred tax assets	$ 449,482	$ 81,803
Unused tax losses for which no deferred tax asset recognised	23,461,788	24,230,225
Unused tax losses [member]
Statement Line Items [Line Items]
Deferred tax assets	1,456,244
Unused tax losses for which no deferred tax asset recognised	102,013,679
Unused tax losses [member] | Year2038 [member]
Statement Line Items [Line Items]
Deferred tax assets	79,214
Unused tax losses [member] | Year 2039 [member]
Statement Line Items [Line Items]
Deferred tax assets	645,353
Unused tax losses [member] | Year 2040 [member]
Statement Line Items [Line Items]
Deferred tax assets	731,677
Unused tax losses [member] | Between 2028 and 2037 [member]
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised	91,095,775
Unused tax credits [member]
Statement Line Items [Line Items]
Deferred tax assets	$ 0	$ 858,944